INVESTMENT SECURITIES - Investment in debt at amortized cost pledged as collateral (Details) - Financial assets at amortised cost, category [member] - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 4,076,356	$ 3,208,890
Debt securities [member] | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,214,117	2,275,917
Debt securities [member] | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,862,239	932,973
Securities issued or secured by Colombian Government | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,528,723	489,631
Securities issued or secured by Colombian Government | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,173,348	539,339
Securities issued or secured by other Colombian Government entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	685,394	1,667,922
Securities issued or secured by other Colombian Government entities | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 688,891	393,634
Securities issued or secured by non-financial sector entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral		$ 118,364